Business Segment Information - Additional Information (Detail) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) Segment	Jun. 30, 2018 USD ($)	Dec. 31, 2018 Segments	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Number of operating segment			1		1
Excise taxes	$ 3,862	$ 0	$ 5,776	$ 0
Customer Concentration Risk [Member] | Revenue [Member] | Customer A [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	15.00%	36.00%	13.00%	31.00%	24.00%
Customer Concentration Risk [Member] | Revenue [Member] | Customer B [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	11.00%		11.00%
Customer Concentration Risk [Member] | Revenue [Member] | Customer C [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	10.00%
Customer Concentration Risk [Member] | Revenue [Member] | Minimum [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage					10.00%
Customer Concentration Risk [Member] | Revenue [Member] | Minimum [Member] | No Customer [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage						10.00%	10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer A [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage			16.00%		16.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer B [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage					30.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Minimum [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage					10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Minimum [Member] | No Customer [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage						10.00%